Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 6.5%
Afterpay, Ltd.(1)	1,797	$ 105,923
AGL Energy, Ltd.	5,138	50,169
AMP, Ltd.(1)(2)	26,519	24,972
Ampol, Ltd.	1,867	32,222
APA Group(2)	9,428	70,085
Aristocrat Leisure, Ltd.	4,773	104,092
ASX, Ltd.	1,623	94,890
Aurizon Holdings, Ltd.	16,477	50,689
AusNet Services(2)	15,503	20,928
Australia & New Zealand Banking Group, Ltd.	23,184	289,243
BGP Holdings PLC(1)(3)	77,172	0
BHP Group, Ltd.(2)	24,055	621,427
BlueScope Steel, Ltd.	4,388	40,430
Brambles, Ltd.	12,551	95,300
CIMIC Group, Ltd.(1)(2)	1,008	13,502
Coca-Cola Amatil, Ltd.	4,111	28,139
Cochlear, Ltd.	551	78,721
Coles Group, Ltd.	10,860	132,305
Commonwealth Bank of Australia	14,386	661,990
Computershare, Ltd.	3,586	31,724
Crown Resorts, Ltd.	3,713	23,587
CSL, Ltd.	3,690	762,231
Dexus	9,023	57,792
Evolution Mining, Ltd.	13,620	56,897
Fortescue Metals Group, Ltd.	13,559	159,291
Goodman Group	13,350	172,848
GPT Group (The)	17,122	48,168
Insurance Australia Group, Ltd.(2)	18,559	58,728
Lendlease Corp., Ltd.	5,044	40,294
Macquarie Group, Ltd.	2,715	235,348
Magellan Financial Group, Ltd.	1,137	46,894
Medibank Pvt, Ltd.	21,199	38,251
Mirvac Group	34,491	54,068
National Australia Bank, Ltd.	25,499	327,584
Newcrest Mining, Ltd.	6,581	149,230
Northern Star Resources, Ltd.	6,225	61,684
Oil Search, Ltd.	18,069	34,561
Orica, Ltd.	3,401	37,866
Origin Energy, Ltd.	14,411	44,630
Qantas Airways, Ltd.(1)	7,283	21,358
QBE Insurance Group, Ltd.	11,557	71,885
Ramsay Health Care, Ltd.	1,442	68,753
REA Group, Ltd.(2)	374	29,781
Rio Tinto, Ltd.	2,996	204,631
Santos, Ltd.	13,517	47,793
Security	Shares	Value
Australia (continued)
Scentre Group	37,963	$ 60,443
Seek, Ltd.	2,474	38,165
Sonic Healthcare, Ltd.	3,614	85,822
South32, Ltd.(2)	39,130	58,071
Stockland	19,317	52,771
Suncorp Group, Ltd.(2)	10,030	61,228
Sydney Airport(2)	12,631	53,637
Tabcorp Holdings, Ltd.	15,814	38,082
Telstra Corp., Ltd.	33,270	66,615
TPG Telecom, Ltd.(1)	3,018	15,926
Transurban Group	22,318	227,887
Treasury Wine Estates, Ltd.	6,449	41,436
Vicinity Centres(2)	34,472	34,424
Washington H. Soul Pattinson & Co., Ltd.(2)	1,000	16,986
Wesfarmers, Ltd.	9,043	289,053
Westpac Banking Corp.	28,866	350,990
WiseTech Global, Ltd.	995	18,636
Woodside Petroleum, Ltd.	8,018	101,765
Woolworths Group, Ltd.	10,365	271,031
		$7,283,872
Austria — 0.1%
ANDRITZ AG	669	$20,649
Erste Group Bank AG(1)	2,078	43,514
OMV AG(1)	1,294	35,405
Raiffeisen Bank International AG(1)	1,194	18,276
Verbund AG	502	27,415
Voestalpine AG	725	19,108
		$164,367
Belgium — 0.9%
Ageas S.A./NV	1,514	$61,952
Anheuser-Busch InBev S.A./NV	6,089	327,834
Colruyt S.A.	493	31,994
Elia Group S.A./NV(2)	260	25,992
Galapagos NV(1)	330	46,784
Groupe Bruxelles Lambert S.A.	917	82,669
KBC Groep NV	2,006	100,593
Proximus S.A.	1,301	23,734
Sofina S.A.	130	35,491
Solvay S.A.(2)	647	55,663
Telenet Group Holding NV	270	10,480
UCB S.A.	1,003	113,914
Umicore S.A.	1,656	68,881
		$985,981

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Denmark — 2.5%
Ambu A/S, Class B(2)	1,373	$ 38,663
AP Moller - Maersk A/S, Class A(2)	24	35,131
AP Moller - Maersk A/S, Class B	53	83,787
Carlsberg A/S, Class B	793	106,835
Chr. Hansen Holding A/S	842	93,467
Coloplast A/S, Class B	997	158,013
Danske Bank A/S(1)	5,328	72,067
Demant A/S(1)(2)	798	25,026
DSV PANALPINA A/S	1,708	277,043
Genmab A/S(1)	544	197,421
GN Store Nord A/S	1,077	81,138
H Lundbeck A/S	678	22,331
Novo Nordisk A/S, Class B	14,002	970,123
Novozymes A/S, Class B	1,720	108,106
Orsted A/S(4)	1,567	215,901
Pandora A/S	872	62,904
Tryg A/S	803	25,280
Vestas Wind Systems A/S	1,630	263,418
		$2,836,654
Finland — 1.2%
Elisa Oyj	1,213	$71,314
Fortum Oyj	3,297	66,659
Kone Oyj, Class B	2,739	240,494
Neste Oyj	3,428	180,517
Nokia Oyj(1)	46,422	181,689
Nordea Bank Abp(1)	26,426	200,804
Orion Oyj, Class B	819	37,106
Sampo Oyj, Class A(2)	3,828	151,600
Stora Enso Oyj, Class R	4,859	76,053
UPM-Kymmene Oyj	4,370	133,009
Wartsila Oyj Abp(2)	3,830	30,078
		$1,369,323
France — 10.1%
Accor S.A.(1)	1,534	$42,937
Aeroports de Paris	234	23,214
Air Liquide S.A.	3,842	608,994
Alstom S.A.(1)	1,576	78,726
Amundi S.A.(1)(4)	448	31,577
ArcelorMittal S.A.(1)	5,939	79,008
Arkema S.A.	578	61,282
Atos SE(1)	785	63,079
AXA S.A.	15,826	292,907
BioMerieux	321	50,246
BNP Paribas S.A.(1)	9,140	330,635
Bollore S.A.	6,375	23,746
Security	Shares	Value
France (continued)
Bouygues S.A.	1,786	$ 61,718
Bureau Veritas S.A.(1)	2,318	52,251
Capgemini SE	1,303	167,169
Carrefour S.A.	4,895	78,218
Cie de Saint-Gobain(1)	4,155	174,041
Cie Generale des Etablissements Michelin SCA	1,392	149,428
CNP Assurances(1)	1,220	15,300
Covivio	345	24,225
Credit Agricole S.A.(1)	9,189	80,173
Danone S.A.	5,013	324,717
Dassault Aviation S.A.(1)	17	14,340
Dassault Systemes SE	1,088	203,001
Edenred	1,978	88,805
Eiffage S.A.(1)	718	58,599
Electricite de France S.A.	5,047	53,314
Engie S.A.(1)	15,203	203,165
EssilorLuxottica S.A.(1)	2,333	317,606
Eurazeo SE(1)	286	15,484
Eurofins Scientific SE(1)	111	87,930
Faurecia SE(1)	714	30,777
Gecina S.A.	366	48,248
Getlink SE(1)	3,525	47,751
Hermes International	260	223,926
Icade S.A.(2)	224	12,551
Iliad S.A.(2)	130	23,846
Ingenico Group S.A.(1)(2)	480	74,368
Ipsen S.A.	305	31,883
JC Decaux S.A.(1)	757	13,087
Kering S.A.	607	402,649
Klepierre S.A.(2)	1,482	20,745
La Francaise des Jeux SAEM(4)	723	26,524
Legrand S.A.	2,167	172,600
L'Oreal S.A.	2,026	659,319
LVMH Moet Hennessy Louis Vuitton SE	2,245	1,050,436
Natixis S.A.(1)	7,719	17,347
Orange S.A.	15,668	163,191
Orpea(1)	435	49,423
Pernod-Ricard S.A.	1,717	273,751
Peugeot S.A.(1)	4,946	89,693
Publicis Groupe S.A.	1,677	54,050
Remy Cointreau S.A.	149	27,197
Renault S.A.(1)	1,531	39,715
Safran S.A.(1)	2,648	260,529
Sanofi	9,200	921,949
Sartorius Stedim Biotech	208	71,794
Schneider Electric SE	4,445	552,509
SCOR SE(1)	1,419	39,508

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
SEB S.A.	175	$ 28,467
SES S.A. FDR	3,178	22,498
Societe Generale S.A.(1)	6,891	91,471
Sodexo S.A.	778	55,459
Suez S.A.	2,939	54,304
Teleperformance	483	148,910
Thales S.A.	840	62,956
TOTAL SE(2)	20,138	691,590
Ubisoft Entertainment S.A.(1)	727	65,523
Unibail-Rodamco-Westfield(2)	1,158	42,707
Valeo S.A.	1,737	53,340
Veolia Environnement S.A.	4,366	94,201
Vinci S.A.	4,171	348,514
Vivendi S.A.	6,652	185,783
Wendel SE	198	17,961
Worldline S.A.(1)(4)	1,112	91,054
		$11,309,939
Germany — 9.5%
adidas AG(1)	1,557	$502,821
Allianz SE	3,363	645,459
Aroundtown S.A.(1)	9,738	48,883
BASF SE	7,536	458,913
Bayer AG	8,047	496,449
Bayerische Motoren Werke AG	2,757	200,095
Bayerische Motoren Werke AG, PFC Shares	555	30,332
Beiersdorf AG	834	94,690
Brenntag AG	1,331	84,627
Carl Zeiss Meditec AG	333	42,058
Commerzbank AG(1)	8,316	40,896
Continental AG	892	96,665
Covestro AG(4)	1,407	69,773
Daimler AG	7,003	377,777
Delivery Hero SE(1)(4)	1,077	123,574
Deutsche Bank AG(1)	15,919	134,188
Deutsche Boerse AG	1,544	270,694
Deutsche Lufthansa AG(1)	2,376	20,580
Deutsche Post AG	8,052	365,364
Deutsche Telekom AG	27,341	455,228
Deutsche Wohnen SE	2,770	138,443
E.ON SE	18,115	199,671
Evonik Industries AG	1,690	43,719
Fraport AG Frankfurt Airport Services Worldwide(1)	424	16,694
Fresenius Medical Care AG & Co. KGaA	1,770	149,630
Fresenius SE & Co. KGaA	3,406	154,885
Fuchs Petrolub SE, PFC Shares	438	22,270
GEA Group AG	1,175	41,170
Security	Shares	Value
Germany (continued)
Hannover Rueck SE	489	$ 75,702
HeidelbergCement AG	1,195	73,022
Henkel AG & Co. KGaA	829	77,535
Henkel AG & Co. KGaA, PFC Shares	1,463	153,010
HOCHTIEF AG	211	16,380
Infineon Technologies AG	10,311	290,624
KION Group AG	472	40,304
Knorr-Bremse AG	597	70,304
Lanxess AG	652	37,305
LEG Immobilien AG	580	82,672
Merck KGaA	1,049	152,936
METRO AG	1,662	16,552
MTU Aero Engines AG	398	65,977
Muenchener Rueckversicherungs-Gesellschaft AG	1,139	289,553
Nemetschek SE	486	35,522
Porsche Automobil Holding SE, PFC Shares(1)	1,254	74,603
Puma SE(1)	706	63,466
RWE AG	5,224	195,635
SAP SE	8,505	1,324,382
Sartorius AG, PFC Shares	292	119,683
Scout24 AG(4)	905	78,940
Siemens AG	6,176	779,961
Siemens Energy AG(1)	3,088	83,272
Siemens Healthineers AG(4)	2,206	99,024
Symrise AG	1,043	144,062
TeamViewer AG(1)(4)	1,093	53,907
Telefonica Deutschland Holding AG	7,582	19,378
ThyssenKrupp AG(1)	3,750	18,869
Uniper SE	1,713	55,294
United Internet AG	763	29,179
Volkswagen AG(1)	292	51,037
Volkswagen AG, PFC Shares(1)	1,537	247,320
Vonovia SE	4,261	292,104
Zalando SE(1)(4)	1,161	108,472
		$10,641,534
Hong Kong — 3.3%
AIA Group, Ltd.	98,366	$977,767
ASM Pacific Technology, Ltd.	2,174	22,256
Bank of East Asia, Ltd. (The)	11,110	20,510
BeiGene, Ltd. ADR(1)	312	89,369
BOC Hong Kong Holdings, Ltd.	29,956	79,413
Budweiser Brewing Co. APAC, Ltd.(4)	12,300	35,976
CK Asset Holdings, Ltd.	21,709	106,672
CK Hutchison Holdings, Ltd.	21,347	129,358
CK Infrastructure Holdings, Ltd.	6,104	28,645
CLP Holdings, Ltd.	13,622	127,192

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Dairy Farm International Holdings, Ltd.	3,000	$ 11,339
Galaxy Entertainment Group, Ltd.	17,913	121,104
Hang Lung Properties, Ltd.	18,000	45,874
Hang Seng Bank, Ltd.	6,440	95,407
Henderson Land Development Co., Ltd.	11,806	43,837
HK Electric Investments & HK Electric Investments, Ltd.	20,027	20,705
HKT Trust & HKT, Ltd.	34,020	45,155
Hong Kong & China Gas Co., Ltd.	86,691	125,879
Hong Kong Exchanges & Clearing, Ltd.	9,706	456,895
Hongkong Land Holdings, Ltd.	9,294	34,626
Jardine Matheson Holdings, Ltd.	1,819	72,308
Jardine Strategic Holdings, Ltd.	1,900	37,671
Kerry Properties, Ltd.	6,621	17,028
Link REIT	16,789	137,576
Melco Resorts & Entertainment Ltd. ADR	1,940	32,301
Microport Scientific Corp.	6,000	23,993
MTR Corp., Ltd.	13,481	66,905
New World Development Co., Ltd.	12,107	59,103
Pacific Century Premium Developments, Ltd.(1)	3,536	932
PCCW, Ltd.	32,738	19,585
Power Assets Holdings, Ltd.	11,042	58,200
Sands China, Ltd.	19,483	75,520
Sino Land Co., Ltd.	23,433	27,433
SJM Holdings, Ltd.	15,000	17,782
Sun Hung Kai Properties, Ltd.	10,652	137,267
Swire Pacific, Ltd., Class A	4,537	21,966
Swire Properties, Ltd.	8,529	22,598
Techtronic Industries Co., Ltd.	11,025	146,585
WH Group, Ltd.(4)	81,549	66,520
Wharf Real Estate Investment Co., Ltd.	13,118	53,771
Wynn Macau, Ltd.(1)	13,891	22,292
		$3,735,315
Ireland — 1.1%
CRH PLC	6,464	$234,393
DCC PLC	788	61,001
Experian PLC	7,420	278,802
Flutter Entertainment PLC(1)	1,303	206,797
James Hardie Industries PLC CDI	3,691	88,480
Kerry Group PLC, Class A	1,291	165,358
Kingspan Group PLC(1)	1,266	115,214
Smurfit Kappa Group PLC	1,963	77,024
		$1,227,069
Israel — 0.6%
Azrieli Group, Ltd.	315	$14,063
Bank Hapoalim BM	9,053	48,370
Security	Shares	Value
Israel (continued)
Bank Leumi Le-Israel B.M.	11,623	$ 51,169
Check Point Software Technologies, Ltd.(1)	916	110,232
CyberArk Software, Ltd.(1)	327	33,819
Elbit Systems, Ltd.	215	26,098
ICL Group, Ltd.	5,940	20,989
Israel Discount Bank, Ltd., Class A	9,880	26,653
Mizrahi Tefahot Bank, Ltd.	995	17,649
Nice, Ltd.(1)	498	112,909
Teva Pharmaceutical Industries, Ltd. ADR(1)	8,820	79,468
Wix.com, Ltd.(1)	425	108,311
		$649,730
Italy — 2.0%
Assicurazioni Generali SpA	8,933	$125,905
Atlantia SpA(1)	4,209	65,918
Davide Campari-Milano NV	4,524	49,377
DiaSorin SpA	212	42,653
Enel SpA	65,433	567,691
Eni SpA	20,487	160,128
Ferrari NV	1,013	185,905
FinecoBank Banca Fineco SpA(1)	4,632	63,800
Infrastrutture Wireless Italiane SpA(4)	2,019	22,274
Intesa Sanpaolo SpA(1)	134,468	252,990
Leonardo SpA	3,780	22,078
Mediobanca Banca di Credito Finanziario SpA	5,472	42,878
Moncler SpA(1)	1,600	65,474
Nexi SpA(1)(4)	3,168	63,494
Pirelli & C SpA(1)(4)	2,992	12,820
Poste Italiane SpA(4)	4,086	36,209
Prysmian SpA	1,988	57,707
Recordati Industria Chimica e Farmaceutica SpA	757	38,777
Snam SpA	16,457	84,634
Telecom Italia SpA	65,121	26,101
Telecom Italia SpA, PFC Shares	46,896	18,935
Tenaris S.A.(2)	3,576	17,816
Terna Rete Elettrica Nazionale SpA(2)	11,610	81,233
UniCredit SpA(1)	16,997	140,433
		$2,245,230
Japan — 25.9%
ABC-Mart, Inc.	336	$17,494
Acom Co., Ltd.	4,068	17,695
Advantest Corp.	1,600	77,825
AEON Co., Ltd.	5,248	141,176
Aeon Mall Co., Ltd.	1,161	16,320
AGC, Inc.	1,656	48,669
Air Water, Inc.	1,519	20,544

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Aisin Seiki Co., Ltd.	1,252	$ 40,057
Ajinomoto Co., Inc.	3,999	81,960
Alfresa Holdings Corp.	1,516	33,205
Amada Co., Ltd.	2,469	23,097
ANA Holdings, Inc.(1)	883	20,424
Aozora Bank, Ltd.	906	15,044
Asahi Group Holdings, Ltd.	3,715	129,477
Asahi Intecc Co., Ltd.	1,600	50,286
Asahi Kasei Corp.	10,170	88,719
Astellas Pharma, Inc.	15,401	229,576
Bandai Namco Holdings, Inc.	1,637	119,943
Bank of Kyoto, Ltd. (The)	318	15,375
Benesse Holdings, Inc.	678	17,451
Bridgestone Corp.	4,384	138,574
Brother Industries, Ltd.	1,905	30,304
Calbee, Inc.	818	26,943
Canon, Inc.(2)	8,100	134,351
Casio Computer Co., Ltd.(2)	1,531	24,790
Central Japan Railway Co.	1,159	166,131
Chiba Bank, Ltd. (The)(2)	5,241	28,918
Chubu Electric Power Co., Inc.	5,569	67,738
Chugai Pharmaceutical Co., Ltd.	5,546	248,879
Chugoku Electric Power Co., Inc. (The)(2)	2,137	26,719
Coca-Cola Bottlers Japan Holdings, Inc.(2)	1,200	20,088
Concordia Financial Group, Ltd.(2)	9,831	34,194
Cosmos Pharmaceutical Corp.(2)	200	34,854
CyberAgent, Inc.	900	55,576
Dai Nippon Printing Co., Ltd.	2,105	42,668
Daicel Corp.(2)	1,554	11,201
Daifuku Co., Ltd.	800	80,750
Dai-ichi Life Holdings, Inc.	8,913	125,765
Daiichi Sankyo Co., Ltd.	13,800	423,629
Daikin Industries, Ltd.	2,058	380,265
Daito Trust Construction Co., Ltd.(2)	516	45,741
Daiwa House Industry Co., Ltd.	4,632	118,798
Daiwa House REIT Investment Corp.	16	40,827
Daiwa Securities Group, Inc.	12,125	50,997
Denso Corp.	3,534	154,901
Dentsu Group, Inc.	1,905	56,229
Disco Corp.	200	48,901
East Japan Railway Co.	2,450	150,672
Eisai Co., Ltd.	2,051	187,323
Electric Power Development Co., Ltd.	893	13,774
ENEOS Holdings, Inc.	24,938	88,975
FANUC Corp.	1,562	299,772
Fast Retailing Co., Ltd.	500	314,211
Fuji Electric Co., Ltd.	1,141	36,170
Security	Shares	Value
Japan (continued)
FUJIFILM Holdings Corp.	3,027	$ 149,206
Fujitsu, Ltd.	1,552	212,030
Fukuoka Financial Group, Inc.	1,577	26,506
GLP J-REIT	31	47,712
GMO Payment Gateway, Inc.	300	32,137
Hakuhodo DY Holdings, Inc.	2,178	28,164
Hamamatsu Photonics K.K.	1,151	58,168
Hankyu Hanshin Holdings, Inc.	1,862	59,862
Hikari Tsushin, Inc.	219	52,251
Hino Motors, Ltd.	2,636	17,104
Hirose Electric Co., Ltd.	242	31,268
Hisamitsu Pharmaceutical Co., Inc.	330	16,871
Hitachi Construction Machinery Co., Ltd.(2)	796	28,845
Hitachi Metals, Ltd.(2)	1,986	30,624
Hitachi, Ltd.	7,884	266,948
Honda Motor Co., Ltd.	13,301	315,862
Hoshizaki Corp.	416	33,195
HOYA Corp.	3,023	341,346
Hulic Co., Ltd.	2,340	21,957
Idemitsu Kosan Co., Ltd.(2)	1,684	35,955
Iida Group Holdings Co., Ltd.	1,100	22,264
INPEX Corp.	8,491	45,564
Isetan Mitsukoshi Holdings, Ltd.(2)	3,424	18,178
Isuzu Motors, Ltd.	4,355	38,088
Ito En, Ltd.	400	28,527
ITOCHU Corp.(2)	11,048	282,893
Itochu Techno-Solutions Corp.	700	26,555
Japan Airlines Co., Ltd.(1)(2)	820	15,294
Japan Airport Terminal Co., Ltd.(2)	400	17,721
Japan Exchange Group, Inc.	4,118	115,420
Japan Post Bank Co., Ltd.	3,400	26,519
Japan Post Holdings Co., Ltd.	12,500	85,238
Japan Post Insurance Co., Ltd.	1,500	23,618
Japan Prime Realty Investment Corp.	8	24,821
Japan Real Estate Investment Corp.	10	51,125
Japan Retail Fund Investment Corp.	20	30,940
Japan Tobacco, Inc.	9,934	181,234
JFE Holdings, Inc.(1)	4,025	28,182
JGC Holdings Corp.	2,113	21,916
JSR Corp.(2)	1,459	34,678
JTEKT Corp.	2,275	17,845
Kajima Corp.	3,581	43,145
Kakaku.com, Inc.	955	25,178
Kamigumi Co., Ltd.	588	11,587
Kansai Electric Power Co., Inc. (The)	6,078	58,907
Kansai Paint Co., Ltd.	1,523	37,854
Kao Corp.	3,901	292,851

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kawasaki Heavy Industries, Ltd.(1)(2)	1,447	$ 19,548
KDDI Corp.	12,867	323,625
Keihan Holdings Co., Ltd.	838	34,795
Keikyu Corp.(2)	1,589	24,457
Keio Corp.	779	48,225
Keisei Electric Railway Co., Ltd.	1,005	28,385
Keyence Corp.	1,460	682,519
Kikkoman Corp.	1,201	66,624
Kintetsu Group Holdings Co., Ltd.	1,346	57,442
Kirin Holdings Co., Ltd.	6,726	126,332
Kobayashi Pharmaceutical Co., Ltd.	400	38,650
Kobe Bussan Co., Ltd.(2)	500	27,536
Koito Manufacturing Co., Ltd.	947	48,321
Komatsu, Ltd.	7,146	156,948
Konami Holdings Corp.(2)	651	28,161
Kose Corp.	308	37,711
Kubota Corp.	8,411	150,702
Kuraray Co., Ltd.	2,718	26,372
Kurita Water Industries, Ltd.	732	24,206
Kyocera Corp.	2,548	145,890
Kyowa Kirin Co., Ltd.	2,344	66,703
Kyushu Electric Power Co., Inc.(2)	3,051	27,682
Kyushu Railway Co.(2)	1,200	25,657
Lasertec Corp.	600	49,319
Lawson, Inc.	500	23,841
Lion Corp.	1,722	35,351
LIXIL Group Corp.	2,113	42,709
M3, Inc.	3,558	220,084
Makita Corp.	1,748	83,658
Marubeni Corp.	13,733	77,968
Marui Group Co., Ltd.(2)	1,730	33,197
Maruichi Steel Tube, Ltd.	575	14,395
Mazda Motor Corp.	4,510	26,454
McDonald's Holdings Co. (Japan), Ltd.	577	28,064
Mebuki Financial Group, Inc.	9,500	21,557
Medipal Holdings Corp.	1,745	34,991
MEIJI Holdings Co., Ltd.	967	73,865
Mercari, Inc.(1)	600	27,728
MINEBEA MITSUMI, Inc.	2,859	54,459
MISUMI Group, Inc.	2,280	63,924
Mitsubishi Chemical Holdings Corp.	11,222	64,778
Mitsubishi Corp.(2)	10,590	253,475
Mitsubishi Electric Corp.	14,660	198,924
Mitsubishi Estate Co., Ltd.	9,668	146,447
Mitsubishi Gas Chemical Co., Inc.	1,148	21,357
Mitsubishi Heavy Industries, Ltd.	2,544	56,326
Mitsubishi Materials Corp.	1,000	19,707
Security	Shares	Value
Japan (continued)
Mitsubishi Motors Corp.(1)(2)	6,800	$ 15,015
Mitsubishi UFJ Financial Group, Inc.	100,376	400,588
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,866	13,316
Mitsui & Co., Ltd.(2)	12,875	221,229
Mitsui Chemicals, Inc.	1,475	35,650
Mitsui Fudosan Co., Ltd.	7,831	136,272
Miura Co., Ltd.	700	34,334
Mizuho Financial Group, Inc.	19,811	247,279
MonotaRO Co., Ltd.	1,100	54,638
MS&AD Insurance Group Holdings, Inc.	3,728	100,444
Murata Manufacturing Co., Ltd.	4,714	306,538
Nabtesco Corp.	1,048	38,049
Nagoya Railroad Co., Ltd.	1,675	45,919
NEC Corp.	2,055	120,205
Nexon Co., Ltd.	4,150	103,517
NGK Insulators, Ltd.	1,971	28,143
NGK Spark Plug Co., Ltd.	1,223	21,354
NH Foods, Ltd.	583	26,059
Nidec Corp.	3,628	340,226
Nihon M&A Center, Inc.	1,300	74,372
Nikon Corp.(2)	2,874	19,393
Nintendo Co., Ltd.	921	521,923
Nippon Building Fund, Inc.	10	56,600
Nippon Express Co., Ltd.	576	33,611
Nippon Paint Holdings Co., Ltd.	1,158	119,212
Nippon Prologis REIT, Inc.	18	60,701
Nippon Shinyaku Co., Ltd.	400	32,934
Nippon Steel Corp(1)	6,475	61,127
Nippon Telegraph & Telephone Corp.	10,504	214,457
Nippon Yusen KK(2)	1,300	22,556
Nissan Chemical Corp.	1,047	55,816
Nissan Motor Co., Ltd.(1)	17,743	62,750
Nisshin Seifun Group, Inc.	1,417	22,489
Nissin Foods Holdings Co., Ltd.	498	46,786
Nitori Holdings Co., Ltd.	616	127,790
Nitto Denko Corp.	1,270	82,739
Nomura Holdings, Inc.	24,357	111,310
Nomura Real Estate Holdings, Inc.	870	16,557
Nomura Real Estate Master Fund, Inc.	37	46,353
Nomura Research Institute, Ltd.	2,500	73,611
NSK, Ltd.	3,396	25,994
NTT Data Corp.	5,530	70,769
NTT DoCoMo, Inc.	9,224	338,946
Obayashi Corp.	5,320	48,568
Obic Co., Ltd.	560	98,483
Odakyu Electric Railway Co., Ltd.(2)	2,305	57,943
Oji Holdings Corp.	6,573	30,203

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Olympus Corp.	9,576	$ 199,140
Omron Corp.	1,563	122,205
Ono Pharmaceutical Co., Ltd.	3,005	94,519
Oracle Corp. Japan	289	31,205
Oriental Land Co., Ltd.(2)	1,624	227,758
ORIX Corp.	10,802	134,920
Orix JREIT, Inc.	24	36,927
Osaka Gas Co., Ltd.	3,123	60,802
Otsuka Corp.	864	44,152
Otsuka Holdings Co., Ltd.	3,152	133,535
Pan Pacific International Holdings Corp.	3,336	77,690
Panasonic Corp.	17,647	150,319
Park24 Co., Ltd.(2)	1,041	16,901
PeptiDream, Inc.(1)	700	32,850
Persol Holdings Co., Ltd.(2)	1,200	19,601
Pigeon Corp.	900	40,213
Pola Orbis Holdings, Inc.	932	17,573
Rakuten, Inc.	6,900	74,402
Recruit Holdings Co., Ltd.	10,457	415,303
Renesas Electronics Corp.(1)	6,000	44,038
Resona Holdings, Inc.	16,411	55,909
Ricoh Co., Ltd.(2)	5,835	39,388
Rinnai Corp.	346	33,749
Rohm Co., Ltd.	707	54,658
Ryohin Keikaku Co., Ltd.	1,730	28,746
Santen Pharmaceutical Co., Ltd.	2,900	59,293
SBI Holdings, Inc.	1,875	48,585
SCSK Corp.	400	22,380
Secom Co., Ltd.	1,748	159,969
Sega Sammy Holdings, Inc.	1,500	18,282
Seibu Holdings, Inc.	1,400	15,076
Seiko Epson Corp.(2)	2,252	25,899
Sekisui Chemical Co., Ltd.	2,464	39,412
Sekisui House, Ltd.	4,950	87,718
Seven & i Holdings Co., Ltd.	6,226	193,442
Seven Bank, Ltd.(2)	6,071	14,713
SG Holdings Co., Ltd.	1,400	72,847
Sharp Corp.	1,524	18,957
Shimadzu Corp.	1,814	55,212
Shimamura Co., Ltd.	225	21,857
Shimano, Inc.	650	128,307
Shimizu Corp.	4,127	31,069
Shin-Etsu Chemical Co., Ltd.	2,885	377,514
Shinsei Bank, Ltd.	922	11,384
Shionogi & Co., Ltd.	2,221	118,877
Shiseido Co., Ltd.	3,174	183,743
Shizuoka Bank, Ltd. (The)	3,925	27,107
Security	Shares	Value
Japan (continued)
Showa Denko KK	1,300	$ 23,861
SMC Corp.	479	267,204
SoftBank Corp.(2)	23,400	261,479
SoftBank Group Corp.	12,784	791,004
Sohgo Security Services Co., Ltd.	528	25,152
Sompo Holdings, Inc.	2,699	93,178
Sony Corp.	10,180	780,216
Square Enix Holdings Co., Ltd.	700	46,327
Stanley Electric Co., Ltd.	1,134	32,681
Subaru Corp.	5,128	99,549
Sumco Corp.	2,300	32,451
Sumitomo Chemical Co., Ltd.	13,034	43,142
Sumitomo Corp.(2)	9,725	117,230
Sumitomo Dainippon Pharma Co., Ltd.(2)	1,622	21,374
Sumitomo Electric Industries, Ltd.	5,990	67,431
Sumitomo Heavy Industries, Ltd.	827	19,241
Sumitomo Metal Mining Co., Ltd.	1,720	53,345
Sumitomo Mitsui Financial Group, Inc.(2)	10,397	290,709
Sumitomo Mitsui Trust Holdings, Inc.	2,882	76,672
Sumitomo Realty & Development Co., Ltd.	2,668	78,981
Sumitomo Rubber Industries, Ltd.	1,700	15,792
Sundrug Co., Ltd.	700	26,386
Suntory Beverage & Food, Ltd.	1,117	41,947
Suzuken Co., Ltd.	500	19,072
Suzuki Motor Corp.	2,978	127,571
Sysmex Corp.	1,393	133,285
T&D Holdings, Inc.	4,306	42,450
Taiheiyo Cement Corp.	831	21,218
Taisei Corp.	1,549	52,429
Taisho Pharmaceutical Holdings Co., Ltd.	267	17,584
Taiyo Nippon Sanso Corp.	1,324	20,358
Takeda Pharmaceutical Co., Ltd.	12,924	461,942
TDK Corp.	1,055	115,198
Teijin, Ltd.	1,307	20,269
Terumo Corp.(2)	5,318	211,735
THK Co., Ltd.	828	20,837
TIS, Inc.	1,900	40,356
Tobu Railway Co., Ltd.	1,573	48,608
Toho Co., Ltd.	856	35,292
Toho Gas Co., Ltd.	572	28,303
Tohoku Electric Power Co., Inc.	3,514	35,218
Tokio Marine Holdings, Inc.	5,200	227,524
Tokyo Century Corp.(2)	300	16,352
Tokyo Electric Power Co. Holdings, Inc.(1)	11,600	31,902
Tokyo Electron, Ltd.	1,179	308,019
Tokyo Gas Co., Ltd.	2,962	67,594
Tokyu Corp.	4,384	56,897

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Tokyu Fudosan Holdings Corp.	5,227	$ 22,579
Toppan Printing Co., Ltd.	2,074	29,316
Toray Industries, Inc.	11,862	54,269
Toshiba Corp.	3,174	80,967
Tosoh Corp.	2,400	38,966
TOTO, Ltd.	1,143	52,669
Toyo Suisan Kaisha, Ltd.	704	37,176
Toyoda Gosei Co., Ltd.	662	15,200
Toyota Industries Corp.	1,161	73,517
Toyota Motor Corp.	17,230	1,143,555
Toyota Tsusho Corp.	1,765	49,643
Trend Micro, Inc.	1,144	69,714
Tsuruha Holdings, Inc.	272	38,561
Unicharm Corp.	3,314	148,213
United Urban Investment Corp.	22	24,481
USS Co., Ltd.	1,635	29,256
Welcia Holdings Co., Ltd.	800	35,164
West Japan Railway Co.	1,278	63,144
Yakult Honsha Co., Ltd.	996	55,303
Yamada Denki Co., Ltd.	6,405	31,941
Yamaha Corp.	1,109	53,189
Yamaha Motor Co., Ltd.	2,354	34,205
Yamato Holdings Co., Ltd.(2)	2,464	64,908
Yamazaki Baking Co., Ltd.	931	16,228
Yaskawa Electric Corp.	1,883	73,669
Yokogawa Electric Corp.	1,628	25,855
Yokohama Rubber Co., Ltd. (The)	1,123	15,986
Z Holdings Corp.	20,817	139,046
ZOZO, Inc.	1,007	28,100
		$28,966,286
Netherlands — 5.2%
ABN AMRO Group NV(4)	3,112	$26,015
Adyen NV(1)(4)	148	272,984
Aegon NV	12,975	33,583
AerCap Holdings NV(1)	1,170	29,472
Airbus SE(1)	4,840	351,024
Akzo Nobel NV	1,505	152,111
Altice Europe NV(1)(2)	5,630	26,805
Argenx SE(1)	363	95,893
ASML Holding NV	3,466	1,280,246
CNH Industrial NV(1)(2)	8,270	63,963
EXOR NV	898	48,746
Fiat Chrysler Automobiles NV(1)	9,199	112,917
Heineken Holding NV	927	72,239
Heineken NV	2,138	190,339
ING Groep NV(1)	31,867	227,431
Security	Shares	Value
Netherlands (continued)
Just Eat Takeaway.com NV(1)(2)(4)	1,028	$ 115,081
Koninklijke Ahold Delhaize NV	8,891	262,799
Koninklijke DSM NV	1,421	233,941
Koninklijke KPN NV	28,789	67,548
Koninklijke Philips NV(1)	7,490	353,671
Koninklijke Vopak NV	531	29,887
NN Group NV	2,456	92,060
Prosus NV(1)	3,994	368,657
QIAGEN NV(1)	1,927	100,137
Randstad NV(1)(2)	975	50,842
Royal Dutch Shell PLC, Class A	32,918	410,926
Royal Dutch Shell PLC, Class B	29,689	360,040
STMicroelectronics NV	5,230	160,404
Wolters Kluwer NV	2,276	194,148
		$5,783,909
New Zealand — 0.3%
a2 Milk Co., Ltd. (The)(1)	6,163	$62,724
Auckland International Airport, Ltd.	10,988	53,334
Fisher & Paykel Healthcare Corp., Ltd.	4,693	103,577
Mercury NZ, Ltd.	4,384	14,834
Meridian Energy, Ltd.	9,757	32,090
Ryman Healthcare, Ltd.	3,823	35,917
Spark New Zealand, Ltd.	16,165	50,440
		$352,916
Norway — 0.6%
Adevinta ASA(1)	1,949	$33,503
DNB ASA(1)	7,479	104,187
Equinor ASA	8,130	115,183
Gjensidige Forsikring ASA	1,602	32,512
Mowi ASA	3,437	61,151
Norsk Hydro ASA(1)	12,075	33,330
Orkla ASA	6,067	61,231
Schibsted ASA, Class B(1)	908	36,174
Telenor ASA	5,788	97,173
Yara International ASA	1,431	55,065
		$629,509
Portugal — 0.2%
EDP - Energias de Portugal S.A.	21,198	$104,229
Galp Energia SGPS S.A.	4,436	41,146
Jeronimo Martins SGPS S.A.	1,795	28,864
		$174,239
Singapore — 1.0%
Ascendas Real Estate Investment Trust	23,731	$56,787

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
CapitaLand Commercial Trust	21,099	$ 25,583
CapitaLand Mall Trust	19,781	28,153
CapitaLand, Ltd.	22,948	45,881
City Developments, Ltd.	4,171	23,481
DBS Group Holdings, Ltd.	14,448	212,405
Genting Singapore, Ltd.	48,954	24,165
Jardine Cycle & Carriage, Ltd.	1,007	13,367
Keppel Corp., Ltd.	12,128	39,727
Mapletree Commercial Trust	19,300	27,726
Mapletree Logistics Trust	22,400	33,740
Oversea-Chinese Banking Corp., Ltd.	26,436	164,398
Singapore Airlines, Ltd.	12,400	31,733
Singapore Exchange, Ltd.	6,600	44,515
Singapore Technologies Engineering, Ltd.	13,918	35,467
Singapore Telecommunications, Ltd.	66,391	103,907
Suntec Real Estate Investment Trust	15,065	16,153
United Overseas Bank, Ltd.	9,714	136,843
UOL Group, Ltd.	3,470	17,050
Venture Corp., Ltd.	2,000	28,398
Wilmar International, Ltd.	15,000	48,703
Yangzijiang Shipbuilding Holdings, Ltd.	20,000	14,610
		$1,172,792
Spain — 2.2%
ACS Actividades de Construccion y Servicios S.A.	2,224	$50,273
Aena SME S.A.(1)(4)	543	75,601
Amadeus IT Group S.A.	3,541	196,653
Banco Bilbao Vizcaya Argentaria S.A.	55,710	154,647
Banco Santander S.A.	132,310	246,791
Bankinter S.A.(2)	5,419	23,329
CaixaBank S.A.	28,587	60,687
Cellnex Telecom S.A.(4)	2,614	158,677
Enagas S.A.	1,961	45,246
Endesa S.A.	2,524	67,512
Ferrovial S.A.	3,881	94,271
Grifols S.A.	2,499	71,859
Iberdrola S.A.	47,805	588,412
Industria de Diseno Textil S.A.	9,008	249,201
Mapfre S.A.	10,989	17,240
Naturgy Energy Group S.A.	2,455	49,234
Red Electrica Corp. S.A.	3,451	64,725
Repsol S.A.	12,049	81,398
Siemens Gamesa Renewable Energy S.A.	1,846	49,957
Telefonica S.A.	39,644	135,803
		$2,481,516
Security	Shares	Value
Sweden — 3.1%
Alfa Laval AB(1)	2,529	$ 55,826
Assa Abloy AB, Class B	8,142	190,361
Atlas Copco AB, Class A	5,417	258,276
Atlas Copco AB, Class B	3,251	135,677
Boliden AB	2,356	69,904
Electrolux AB, Series B	1,958	45,643
Epiroc AB, Class A	5,226	75,705
Epiroc AB, Class B	3,103	43,072
EQT AB	2,004	38,887
Essity AB, Class B(1)	4,951	167,152
Evolution Gaming Group AB(4)	1,069	70,632
Hennes & Mauritz AB, Class B	6,452	111,155
Hexagon AB, Class B(1)	2,200	166,172
Husqvarna AB, Class B	3,160	34,748
ICA Gruppen AB(2)	820	41,657
Industrivarden AB, Class C(1)	1,127	29,971
Investment AB Latour, Class B	1,245	29,250
Investor AB, Class B	3,740	244,296
Kinnevik AB, Class B(2)	1,988	80,690
L E Lundbergforetagen AB, Class B(1)	593	29,299
Lundin Energy AB	1,471	29,171
Nibe Industrier AB, Class B(1)	2,623	67,414
Sandvik AB(1)	9,185	179,616
Securitas AB, Class B(1)	2,477	37,866
Skandinaviska Enskilda Banken AB, Class A(1)	13,199	117,228
Skanska AB, Class B(1)	2,734	57,738
SKF AB, Class B	3,325	68,597
Svenska Cellulosa AB SCA, Class B(1)	5,096	69,863
Svenska Handelsbanken AB, Class A(1)	12,961	108,442
Swedbank AB, Class A(1)	7,146	111,875
Swedish Match AB	1,369	111,938
Tele2 AB, Class B(2)	4,378	61,725
Telefonaktiebolaget LM Ericsson, Class B	24,031	262,977
Telia Co. AB(2)	20,293	83,021
Volvo AB, Class B(1)	12,184	234,053
		$3,519,897
Switzerland — 10.5%
ABB, Ltd.	14,740	$374,747
Adecco Group AG	1,241	65,482
Alcon, Inc.(1)	4,032	228,597
Baloise Holding AG	374	55,062
Banque Cantonale Vaudoise	253	25,675
Barry Callebaut AG	26	57,911
Chocoladefabriken Lindt & Sprungli AG	1	89,097
Chocoladefabriken Lindt & Sprungli AG PC	9	75,969
Cie Financiere Richemont S.A.	4,160	279,314

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Clariant AG	1,727	$ 34,069
Coca-Cola HBC AG	1,588	39,212
Credit Suisse Group AG	19,816	197,817
EMS-Chemie Holding AG	64	57,502
Geberit AG	296	175,121
Givaudan S.A.	75	323,836
Glencore PLC(1)	80,236	166,343
Julius Baer Group, Ltd.	1,776	75,431
Kuehne & Nagel International AG(1)	428	83,106
LafargeHolcim, Ltd.	4,270	194,368
Logitech International S.A.	1,383	107,130
Lonza Group AG	595	367,195
Nestle S.A.	24,220	2,882,470
Novartis AG	18,055	1,567,613
Partners Group Holding AG	156	143,489
Roche Holding AG	5,718	1,958,647
Schindler Holding AG	160	43,424
Schindler Holding AG PC	344	93,905
SGS S.A.	49	131,312
Sika AG	1,163	285,577
Sonova Holding AG(1)	453	114,797
Straumann Holding AG	83	83,963
Swatch Group AG (The)	228	53,143
Swatch Group AG (The), Bearer Shares	505	22,741
Swiss Life Holding AG	256	96,868
Swiss Prime Site AG	646	58,670
Swiss Re AG	2,438	180,848
Swisscom AG	199	105,422
Temenos AG	527	70,831
UBS Group AG	29,902	334,092
Vifor Pharma AG	390	53,050
Zurich Insurance Group AG	1,215	423,689
		$11,777,535
United Kingdom — 12.7%
3i Group PLC	7,801	$100,175
Admiral Group PLC	1,608	54,230
Anglo American PLC	10,071	243,654
Antofagasta PLC	3,041	40,133
Ashtead Group PLC	3,687	132,774
Associated British Foods PLC	2,895	69,698
AstraZeneca PLC	10,614	1,159,732
Auto Trader Group PLC(4)	8,362	60,711
AVEVA Group PLC	442	27,262
Aviva PLC	31,418	116,238
BAE Systems PLC	26,237	162,945
Barclays PLC(1)	140,896	177,748
Security	Shares	Value
United Kingdom (continued)
Barratt Developments PLC	8,797	$ 53,950
Berkeley Group Holdings PLC	1,068	58,220
BHP Group PLC	16,893	360,398
BP PLC	165,963	479,961
British American Tobacco PLC	18,468	662,471
British Land Co. PLC (The)	7,010	30,559
BT Group PLC	72,149	91,385
Bunzl PLC	2,545	82,169
Burberry Group PLC	3,124	62,618
Coca-Cola European Partners PLC(5)	369	14,321
Coca-Cola European Partners PLC(5)	1,278	50,205
Compass Group PLC	14,616	219,558
Croda International PLC	1,030	83,086
Diageo PLC	18,817	646,339
Direct Line Insurance Group PLC	11,922	41,580
Evraz PLC	3,425	15,251
Ferguson PLC	1,805	181,638
GlaxoSmithKline PLC	40,788	764,673
GVC Holdings PLC(1)	4,677	58,576
Halma PLC	3,070	92,750
Hargreaves Lansdown PLC	2,659	53,487
Hikma Pharmaceuticals PLC	1,223	40,992
HSBC Holdings PLC	165,069	645,792
Imperial Brands PLC	7,723	136,415
Informa PLC(1)	12,081	58,553
InterContinental Hotels Group PLC(1)	1,394	73,172
Intertek Group PLC	1,299	105,994
J Sainsbury PLC	15,059	37,077
JD Sports Fashion PLC	3,394	35,429
Johnson Matthey PLC	1,639	49,806
Kingfisher PLC	15,641	59,911
Land Securities Group PLC	5,555	37,398
Legal & General Group PLC	49,165	119,936
Lloyds Banking Group PLC(1)	572,078	194,210
London Stock Exchange Group PLC	2,594	297,575
M&G PLC	22,322	45,881
Melrose Industries PLC(1)	36,836	54,622
Mondi PLC	3,917	82,823
National Grid PLC	28,708	329,744
Natwest Group PLC(1)	37,001	50,671
Next PLC	1,079	82,724
NMC Health PLC(1)(3)	541	0
Ocado Group PLC(1)	3,629	128,355
Pearson PLC	6,159	43,690
Persimmon PLC	2,734	87,128
Prudential PLC	21,026	301,688
Reckitt Benckiser Group PLC	5,814	566,895

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
RELX PLC(5)	9,789	$ 217,884
RELX PLC(5)	5,637	125,492
Rentokil Initial PLC(1)	15,508	107,189
Rio Tinto PLC	9,188	552,864
Rolls-Royce Holdings PLC(2)	15,214	25,261
RSA Insurance Group PLC	8,671	50,629
Sage Group PLC (The)	8,820	81,966
Schroders PLC	934	32,438
Segro PLC	9,491	114,058
Severn Trent PLC	1,999	62,938
Smith & Nephew PLC	7,070	138,497
Smiths Group PLC	3,491	61,754
Spirax-Sarco Engineering PLC	587	83,590
SSE PLC	8,419	131,035
St. James's Place PLC	4,702	56,567
Standard Chartered PLC(1)	22,084	101,621
Standard Life Aberdeen PLC	18,626	54,243
Taylor Wimpey PLC	27,593	38,583
Tesco PLC	80,374	220,490
Unilever NV	11,868	720,712
Unilever PLC	9,502	585,828
United Utilities Group PLC	5,449	60,192
Vodafone Group PLC	213,498	282,976
Whitbread PLC(1)	1,695	46,312
WM Morrison Supermarkets PLC	18,613	40,854
WPP PLC	9,994	78,492
		$14,187,441
Total Common Stocks (identified cost $84,747,914)		$111,495,054

Short-Term Investments — 2.2%

Other — 0.0%(6)
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(7)	24,481	$ 24,484
Total Other (identified cost $24,486)		$ 24,484

Securities Lending Collateral — 2.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(8)	2,494,239	$ 2,494,239
Total Securities Lending Collateral (identified cost $2,494,239)		$ 2,494,239
Total Short-Term Investments (identified cost $2,518,725)		$ 2,518,723

Total Investments — 101.7% (identified cost $87,266,639)	$114,013,777
Other Assets, Less Liabilities — (1.7)%	$ (1,946,606)
Net Assets — 100.0%	$112,067,171

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $5,132,384 and the total market value of the collateral received by the Fund was $5,302,054, comprised of cash of $2,494,239 and U.S. government and/or agencies securities of $2,807,815.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $1,915,740 or 1.7% of the Fund's net assets.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	Amount is less than 0.05%.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.
(8)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

At September 30, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	15.1%
Financials	15.0
Health Care	14.3
Consumer Discretionary	11.9
Consumer Staples	11.8
Information Technology	8.5
Materials	7.6
Communication Services	5.4
Utilities	4.0
Real Estate	3.1
Energy	2.8
Total	99.5%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
FDR	– Fiduciary Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at September 30, 2020.
At September 30, 2020, the value of the Fund’s investment in affiliated funds was $24,484, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$2,713,450	$(2,688,928)	$(36)	$(2)	$24,484	$44	24,481
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$—	$7,283,872	$0	$7,283,872
Austria	—	164,367	—	164,367
Belgium	—	985,981	—	985,981
Denmark	—	2,836,654	—	2,836,654
Finland	—	1,369,323	—	1,369,323
France	—	11,309,939	—	11,309,939

Calvert
VP EAFE International Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Germany	$83,272	$10,558,262	$—	$10,641,534
Hong Kong	121,670	3,613,645	—	3,735,315
Ireland	—	1,227,069	—	1,227,069
Israel	331,830	317,900	—	649,730
Italy	—	2,245,230	—	2,245,230
Japan	—	28,966,286	—	28,966,286
Netherlands	29,472	5,754,437	—	5,783,909
New Zealand	—	352,916	—	352,916
Norway	—	629,509	—	629,509
Portugal	—	174,239	—	174,239
Singapore	—	1,172,792	—	1,172,792
Spain	—	2,481,516	—	2,481,516
Sweden	—	3,519,897	—	3,519,897
Switzerland	—	11,777,535	—	11,777,535
United Kingdom	14,321	14,173,120	0	14,187,441
Total Common Stocks	$580,565	110,914,489(2)	$0	$111,495,054
Short-Term Investments:
Other	$—	$24,484	$—	$24,484
Securities Lending Collateral	2,494,239	—	—	2,494,239
Total Investments	$3,074,804	$110,938,973	$0	$114,013,777

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.